Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2013,

as supplemented to date

Global Strategy Fund.

Effective September 2, 2014, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to Franklin Advisers, Inc. The portfolio management disclosure pertaining to Canyon Chan is hereby deleted in its entirety.

In addition, under the Management section under Investment Sub-Advisers, all references to Mr. Chan with respect to the Fund are deleted in their entirety.

Please retain this supplement for future reference.

Date: September 3, 2014

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Statement of Additional Information

dated October 1, 2013, as supplemented to date

Global Strategy Fund. Effective September 2, 2014, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to Franklin Advisers, Inc. the chart is revised to delete all reference to Canyon Chan.

Please retain this supplement for future reference.

Date: September 3, 2014